Leases - Summary of balance sheet information about leases for lessee (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of balance sheet information about leases for lessee [Line Items]
Right-of-use assets	₩ 1,280,334	₩ 1,248,308
Investment property (buildings)	1,933,358	1,720,654	₩ 1,368,453
Lease liabilities
Lease liability recognized	1,172,038	1,159,369
Previously stated [member]
Disclosure of balance sheet information about leases for lessee [Line Items]
Investment property (buildings)	0	1
Lease liabilities
Current	315,892	332,702
Non-Current	856,146	826,667
Lease liability recognized	1,172,038	1,159,369
Property and building [member] | Previously stated [member]
Disclosure of balance sheet information about leases for lessee [Line Items]
Right-of-use assets	1,081,067	1,086,133
Machinery and communication line facilities [member] | Previously stated [member]
Disclosure of balance sheet information about leases for lessee [Line Items]
Right-of-use assets	50,794	64,443
Other [member] | Previously stated [member]
Disclosure of balance sheet information about leases for lessee [Line Items]
Right-of-use assets	₩ 148,473	₩ 97,732